INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 7,992,700	$ 2,040,402
Goodwill recorded in connection with acquisition in first quarter 2017 (Cablevision Segment)	20,687	5,838,959
Adjustments to purchase accounting relating to Cablevision Acquisition	3,213	113,339
Transfer of Cablevision goodwill related to Altice Technical Services US Corp. (See Note 14 for further details)	(23,101)
Goodwill, ending balance	$ 7,993,499	$ 7,992,700